Description of Business and Summary of Significant Accounting Policies	9 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
1 - Description of Business and Summary of Significant Accounting Policies
Description of Business
Arm Holdings plc and its wholly owned subsidiaries (the “Company” and also referred to as “we,” “our” or “us”) is a global leader in the semiconductor industry. The Company’s principal operations are the licensing, marketing, research and development of microprocessors, systems intellectual property (“IP”), graphics processing units, physical IP and associated systems IP, software, tools and other related services.
Corporate Reorganization
In September 2023, the Company completed a board approved corporate reorganization which involved (1) the shareholders of Arm Limited exchanging each of the ordinary shares held by them in Arm Limited for newly issued ordinary shares of Arm Holdings Limited; and (2) the re-registration of Arm Holdings Limited as a public limited company under the laws of England and Wales at which time its name was changed to Arm Holdings plc. This corporate reorganization was solely for the purpose of reorganizing the Company’s corporate structure, in which Arm Limited became a wholly owned subsidiary of the holding company, Arm Holdings plc. This transfer of equity resulted in the issuance of ordinary shares of Arm Holdings plc to shareholders in the same class and the same number of ordinary shares as their previous shareholding in Arm Limited. As a result of the corporate reorganization between entities under common control, the historical consolidated financial statements of the Company were retrospectively adjusted for the change in reporting entity. Therefore, the historical consolidated financial statements of Arm Limited became the historical consolidated financial statements of Arm Holdings plc as of the date of the corporate reorganization.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended March 31, 2024, in our Annual Report.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, income statements, statements of comprehensive income, shareholders’ equity and cash flows for these interim periods. The results for the interim periods are not necessarily indicative of results for the full fiscal year.
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.
Recently issued accounting pronouncements not yet adopted
Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures: In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, which requires incremental reportable segment disclosures. The new standard requires that a public entity disclose significant segment expenses, the title and position of the chief operating decision maker (“CODM”), and how the CODM uses the reported measures in assessing performance and deciding how to allocate resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. This ASU will result in additional required disclosures being included in our consolidated financial statements when adopted. The Company will adopt this standard in the annual financial statements for the fiscal year beginning April 1, 2024 and interim periods within the fiscal year beginning April 1, 2025.
Income Taxes (Topic 740), Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will likely result in additional required disclosures being included in our consolidated financial statements when adopted. The Company will adopt this standard for the fiscal year beginning April 1, 2025.
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses: In November 2024, the FASB issued ASU 2024-03, which requires incremental disclosures to disaggregate income statement expense items. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and disclosures.

Recently issued SEC final rules not yet adopted
In March 2024, the SEC adopted final rules under SEC Release No. 33-11275, The Enhancement and Standardization of Climate-Related Disclosures for Investors, which requires a registrant to disclose climate-related risks that are reasonably likely to have a material impact on its business strategy, results of operations and financial condition. The rules include disclosures relating to climate-related risks and risk management, a registrant's governance of such risks, the financial impact on the audited financial statements, and greenhouse gas emissions. The disclosures will be required prospectively, with information for prior periods required only to the extent it was previously disclosed in an SEC filing. The earliest adoption date starts from the registrant's fiscal year beginning calendar 2025, which is the Company's fiscal year ending March 31, 2026. On April 4, 2024, the SEC determined to voluntarily stay the final rules pending certain legal challenges. The Company is currently evaluating the impact of the adoption of these final rules on its consolidated financial statements and disclosures.